Cost of sales (Tables)	3 Months Ended
Mar. 31, 2021
Cost of Sales [Abstract]
Cost of sales by cost

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Cash operating costs	519	415	1,881
Royalties	40	37	181
Other cash costs	3	3	12
Total cash costs	562	455	2,074
Retrenchment costs	—	1	2
Rehabilitation and other non-cash costs	(7)	29	32
Amortisation of tangible assets	85	123	521
Amortisation of right of use assets	14	11	47
Amortisation of intangible assets	1	1	2
Inventory change	22	16	21
	677	636	2,699